JPM Series Trust
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

June 25, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: JPM Series Trust (the "Registrant") (File Nos. 333-11125 and 811-07795); Prospectuses and Statement of Additional Information dated June 25, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 3 to the Registrant's registration statement on Form N-1A (File No. 333-11125) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on June 19, 1997.

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

JPM SERIES TRUST


By:      /s/ Christopher J. Kelley
         Christopher J. Kelley
         Vice President and Assistant Secretary


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